MERCER FUNDS

SUPPLEMENT TO

THE CLASS S SHARES AND CLASS Y SHARES PROSPECTUSES

DATED JULY 31, 2014

The date of this Supplement is September 18, 2014.

The following changes are made in the prospectuses of the Class S shares (the “Class S Shares Prospectus”) and of the Class Y-1, Y-2, and Y-3 shares (the “Class Y Shares Prospectus”) of Mercer Funds (the “Trust”):

All references in the Class S Shares Prospectus and Class Y Shares Prospectus to the Trust’s Web site are hereby replaced with www.mercer.us/mutual-funds-on-offer.

MERCER FUNDS

SUPPLEMENT TO

THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 31, 2014

The date of this Supplement is September 18, 2014.

The following changes are made in the Statement of Additional Information of Mercer Funds (the “Trust”):

All references in the Statement of Additional Information to the Trust’s Web site are hereby replaced with www.mercer.us/mutual-funds-on-offer.